UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-5011

Name of Fund:  CMA North Carolina Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


CMA North Carolina Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
North Carolina - 99.0%

           $  1,600     Alamance County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR (Millender Project), VRDN, AMT, 2.09% due 12/01/2020 (a)                 $     1,600

               2,500    Ashe County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, Industrial Revenue Bonds (Oldham Saw Inc. Project), VRDN, AMT, 2.05% due
                        5/01/2014 (a)                                                                                 2,500

               1,800    Buncombe County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority Revenue Refunding Bonds (Industrial Development Alliance), AMT, VRDN, 2.24%
                        due 8/01/2009 (a)                                                                             1,800

               6,600    Cabarrus County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, Industrial Revenue Bonds (S&D Coffee Inc. Project), AMT, VRDN, 2.04% due
                        9/01/2011 (a)                                                                                 6,600

               2,000    Chapel Hill University, North Carolina, Hospital Revenue Refunding Bonds, VRDN,
                        Series B, 1.99% due 2/15/2031 (a)                                                             2,000

               4,810    Charlotte, North Carolina, Airport Revenue Refunding Bonds, VRDN, Series A, 1.96% due
                        7/01/2016 (a)(c)                                                                              4,810

               1,935    Charlotte, North Carolina, GO, Refunding, 4.75% due 2/01/2005                                 1,941

               4,175    Elevation Water District of Johnston County, North Carolina, BAN, 3% due 5/25/2005            4,200

               1,325    Forsyth County, North Carolina, GO, Refunding, Series B, 3% due 4/01/2005                     1,331

               1,480    Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR (Marlatex Corporation Project), VRDN, AMT, 2.14% due 6/01/2015 (a)             1,480

                 270    Granville County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, Industrial Revenue Bonds (Lace Lastics Company Inc. Project), VRDN, AMT, 2.14%
                        due 10/01/2005 (a)                                                                              270

                        Guilford County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR,VRDN, AMT (a):
               2,500         (High Point Textiles Auxiliaries), Refunding, 2.09% due 6/01/2012                        2,500
               3,500         (Nat Sherman Building LLC), 2.19% due 3/01/2022                                          3,500
                 800         (Neal Manufacturing), 2.05% due 11/01/2013                                                 800
               1,900         (Ornamental Products), 2.05% due 12/01/2014                                              1,900
               2,400         (Snider Tire Inc.), 2.09% due 10/01/2019                                                 2,400



Portfolio Abbreviations for CMA North Carolina Municipal Money Fund


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
GO         General Obligation Bonds
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendible Recepit Liquidity Option
           Tender Securities
PCR        Pollution Control Revenue Bonds
ROCS       Reset Option Certificates
VRDN       Variable Rate Demand Notes



CMA North Carolina Municipal Money Fund

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
North Carolina (concluded)

           $  20,215    Halifax County, North Carolina, Industrial Facilities and Pollution Control
                        Financing Authority Revenue Bonds, Exempt Facilities (Westmoreland), VRDN, 2.03%
                        due 12/01/2019 (a)                                                                      $    20,215

               1,300    Harnett County, North Carolina, Industrial Facilities and Pollution Control
                        Financing Authority, IDR (Edwards Brothers Inc. Project), VRDN, AMT, 2.09%
                        due 1/01/2007 (a)                                                                             1,300

               6,000    Hertford County, North Carolina, Industrial Facilities and Pollution Control
                        Financing Authority, IDR (Easco Corporation Project), VRDN, AMT, 2.13% due
                        11/01/2013 (a)                                                                                6,000

               4,250    Lee County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR (Lee Central LLC Project), VRDN, AMT, 2.09% due 12/01/2023 (a)                 4,250

               2,290    Lincoln County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR (Packaging NC Project), VRDN, 2.12% due 10/01/2013 (a)                         2,290

               9,000    Martin County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR (Penco Products Project), VRDN, AMT, 2.13% due 9/01/2022 (a)                   9,000

               5,000    Mecklenburg County, North Carolina, GO, VRDN, Series B, 2% due 2/01/2005 (a)                  5,004

                        Mecklenburg County, North Carolina, Industrial Facilities and Pollution Control
                        Financing Authority, Industrial Revenue Bonds, VRDN, AMT (a):
                 700         (Ferguson Supply and Box Manufacturing), 2.12% due 8/01/2010                               700
               5,225         (Southern Steel Company LLC Project), 2.04% due 3/02/2015                                5,225

                        Municipal Securities Trust Certificates, GO, VRDN, Class A (a):
              14,115         Series 138, 2% due 3/16/2015                                                            14,115
                 100         Series 2001-125, 2.17% due 7/23/2015                                                       100

                 949    Newland, North Carolina, GO, BAN, 3% due 9/28/2005                                              955

               3,000    North Carolina Agriculture Finance Authority, Agriculture Development Revenue Bonds
                        (Albemarle Cotton Growers), VRDN, AMT, 2.09% due 7/01/2014 (a)                                3,000

               8,010    North Carolina Agriculture Finance Authority, Agriculture Development Revenue Refunding
                        Bonds (Harvey Fertilizer and Gas Project), VRDN, AMT, 2.09% due 6/01/2016 (a)                 8,010

               4,000    North Carolina Capital Facilities Finance Agency, CP, 1.93% due 6/01/2005                     4,000

                 620    North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds
                        (Canterbury School Project), VRDN, 1.95% due 8/01/2022 (a)                                      620

              17,700    North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, MERLOTS, VRDN,
                        Series A22, 1.30% due 4/13/2005 (a)                                                          17,700

               2,335    North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
                        MERLOTS, VRDN, Series 955-D, 2.03% due 1/01/2018 (a)(b)                                       2,335

               3,000    North Carolina Infrastructure Finance Corporation, COP (North Carolina State Correctional
                        Facilities Project), Series A, 2% due 2/01/2005                                               3,002

                        North Carolina Medical Care Commission, Hospital Revenue Bonds, VRDN, Series B (a):
               2,200         (Duke University Hospital Project), 2.03% due 6/01/2015                                  2,200
               3,200         (Moses H. Cone Memorial Health System), 1.98% due 10/01/2035                             3,200

               4,445    North Carolina Medical Care Commission, Retirement Facilities Revenue Refunding Bonds
                        (Aldersgate Project), VRDN, 2.05% due 1/01/2031 (a)                                           4,445

               3,450    North Carolina Medical Care Commission Revenue Bonds, ROCS, VRDN, Series II-R-296,
                        2.04% due 9/01/2033 (a)(e)(f)                                                                 3,450

               4,335    North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, ROCS,
                        VRDN, Series II R-211, 2.04% due 1/01/2020 (a)(c)                                             4,335

               1,000    North Carolina State, GO, MERLOTS, VRDN, Series A23, 2.06% due 3/01/2027 (a)                  1,000

               4,300    North Carolina State, GO, Refunding, VRDN, Series E, 1.95% due 6/01/2019 (a)                  4,300

               1,000    North Carolina State, Public School Building, GO, 4.60% due 4/01/2005                         1,009

               4,000    Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, VRDN, AMT,
                        Series B, 2.05% due 7/01/2029 (a)(g)                                                          4,000

                 815    Piedmont Triad Airport Authority, North Carolina, Special Facility Revenue Bonds
                        (Cessna Aircraft Company Project), VRDN, 2.05% due 10/01/2012 (a)                               815

               7,110    Raleigh Durham, North Carolina, Airport Authority, Airport Revenue Bonds, VRDN,
                        AMT, 1.98% due 11/01/2017 (a)(d)                                                              7,110

               4,723    Rocky Point, North Carolina, Topsoil, Water and Sewer, GO, BAN, 2.25% due 2/23/2005           4,727

               2,300    Rowan County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, PCR, IDR (Hon Industries Project), VRDN, AMT, 2.09% due 4/01/2018 (a)              2,300

               2,000    Rutherford County, North Carolina, Industrial Facilities and Pollution Control
                        Financing Authority, IDR (All American Homes of North Carolina), VRDN, AMT, 2.13%
                        due 11/01/2011 (a)                                                                            2,000

               2,030    Sampson County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR (Dubose Strapping Inc. Project), VRDN, AMT, 2.14% due 1/01/2012 (a)            2,030

               2,600    Stanley County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR (Patrick Industries Project), VRDN, AMT, 2.13% due 8/01/2010 (a)               2,600

               2,980    Vance County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR (HH Hunt Manufacturing Facilities LLC Project), VRDN, 2.09% due
                        6/01/2015 (a)                                                                                 2,980

               1,900    Wilson County, North Carolina, Industrial Facilities and Pollution Control Financing
                        Authority, IDR (Supreme/Murphy Truck Project), VRDN, AMT, 2.15% due 6/01/2015 (a)             1,900


                        Total Investments (Cost - $201,854*) - 99.0%                                                201,854
                        Other Assets Less Liabilities - 1.0%                                                          2,059
                                                                                                                -----------
                        Net Assets - 100.0%                                                                     $   203,913
                                                                                                                ===========

(a) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(b) AMBAC Insured.

(c) MBIA Insured.

(d) FGIC Insured.

(e) FHA Insured.

(f) FSA Insured.

(g) XL Capital Insured.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA North Carolina Municipal Money Fund of
CMA Multi-State Municipal Series Trust



By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       CMA North Carolina Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       CMA North Carolina Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       CMA North Carolina Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005